Interest Expense (Tables)	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Schedule of interest expense

(in $ thousands )	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023

Interest expense, gross	11,719	4,716	22,125	6,726
Capitalized interest on newbuildings	(682)	(2,129)	(1,956)	(3,841)
Interest expense, net	11,037	2,587	20,169	2,885